Cash dividends received from subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Korea Hydro & Nuclear Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 0	₩ 281,234	₩ 543,072
Korea South-East Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,143	33,928	106,546
Korea Midland Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	26,581	54,305
Korea Western Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	28,996	66,992
Korea Southern Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	15,277	25,780	60,630
Korea East-West Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	985	61,408	94,430
KEPCO Engineering & Construction Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,519	5,531	2,765
KEPCO Plant Service & Engineering
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	41,084	33,739	15,607
KEPCO Nuclear Fuel
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,219	1,077	3,231
KEPCO KDN
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	19,136	13,888	4,352
KEPCO International HongKong
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	10,243	23,314	4,304
KEPCO International Philippines
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	70,480	52,507	44,906
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	65,776	53,900	50,849
KEPCO Philippines Holdings
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	63,522	0	26,023
KOSEP Australia
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	8,120	0	0
KOSPO Australia
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,335	0	0
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	10,313	6,240	5,939
KEPCO KPS Philippines Corp.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,854	0	0
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,823	0	0
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	874	3,115	0
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,971	20,658	3,188
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	12,090	0
Gyeongju Wind Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,800	0	0
Energy New Industry Specialized Investment Private Investment Trust
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	291
VI Carbon Professional Private Special Asset Investment Trust 1 (formally, HI Carbon Professional Private Special Asset)
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11	11	11
KOSPO Power Services Limitada
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	745	993	425
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	344
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	13,266	17,424	0
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	382	0
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 814	₩ 1,986	₩ 0